General (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	May 22, 2019	May 10, 2019	Mar. 11, 2019	Apr. 29, 2019	Apr. 04, 2019	Feb. 25, 2019	Jan. 31, 2019	Jan. 18, 2019	Nov. 16, 2017	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General (Textual)
Ownership interest percentage														82.00%
Deferred payments									$ 5,000
Percentage of outstanding shares of common stock									8.00%
Accrued milestone payments									$ 175
Capital gain amount														$ 769
Net loss										$ 4,893	$ 2,965	$ 7,841	$ 3,142	(6,571)	$ (6,433)	$ (8,393)
Negative cash flows from operating activities										(5,582)	(2,126)			(4,155)	(8,972)	$ (8,714)
Accumulated deficit										(105,516)		$ (108,464)		(100,623)	(93,702)
Ordinary shares of unlisted options exercisable grant			400,000				340,000
Options vest on quarterly basis for a period			48 months				4 years
Aggregate ordinary shares	45,000,000				9,846,156			4,476,192
Warrants to purchase shares								4,476,192
Aggregate purchase price								$ 2,350
Excluding issuance cost	$ 540				$ 414			428		$ 1,382	$ 258			$ 613	$ 621
Upfront and milestone payments payable amount				$ 1,000
Gross proceeds amount	$ 6,000				$ 3,200			$ 2,350
Description of american depositary share		The Company effected a change in the ratio of our ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split.
Israeli [Member]
General (Textual)
Exercise price			$ 2.344				$ 2.344
Chong Kun Dang Pharmaceuticals Corp [Member]
General (Textual)
Upfront and milestone payments payable amount						$ 6,000
American Depositary Share [Member]
General (Textual)
Exercise price	$ 4.00				$ 12.90			$ 19.50
Aggregate ordinary shares	1,500,000				328,205			149,206
Warrants to purchase shares								149,206
Exercisable terms, description	Exercisable and will expire five and one-half years from the issuance date.				Exercisable and expire five years from the issuance date.			Exercisable and expire five and one-half years from the issuance date.
Warrant exercise price	$ 4.00				$ 12.90
American Depositary Share [Member] | Placement Agents [Member]
General (Textual)
Exercise price	$ 4.00
Options vest on quarterly basis for a period								5 years
Aggregate ordinary shares	75,000				492,308			223,810
Warrants to purchase shares	2,250,000				16,410			7,460